Borrowings - Summary of Movement in Borrowings (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about borrowings [line items]
Beginning balance	₨ 745,780	$ 11,454	₨ 676,112
Cash flow	(172,681)	(2,652)	36,049
Borrowings on acquisition through business combination	6,308	97
Other non cash changes	1,543	24	33,539
Foreign currency translation differences	638	10	80
Ending balance	581,588	$ 8,932	745,780
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	413,126		182,328
Cash flow	(180,655)		144,574
Other non cash changes	81,640		88,584
Foreign currency translation differences	(411)		(2,360)
Ending balance	313,700		413,126
Later than one year [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	332,654		493,784
Cash flow	7,974		(108,525)
Borrowings on acquisition through business combination	6,308
Other non cash changes	(80,097)		(55,045)
Foreign currency translation differences	1,049		2,440
Ending balance	₨ 267,888		₨ 332,654